GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Total revenues	$ 13,854	$ 5,511	$ 5,966
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	7,636	2,303	2,519
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	5,044	3,057	3,381
Asia Pacific [Member]
Revenue, Major Customer [Line Items]
Total revenues	387	115	60
Rest Of World [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 787	$ 36	$ 6